Supplementary Information - Condensed Consolidating Financial Information - Condensed Consolidating Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, propane, NGLs and condensate									$ 2,763	[1]	$ 2,520	[2]	$ 3,574	[3]
Transportation, processing and other									271	[1]	234	[2]	208	[3]
Gains from commodity derivative activity, net									17	[1]	70	[2]	8	[3]
Total operating revenues	821	689	792	749	671	618	680	855	3,051	[1]	2,824	[2]	3,790	[3]
Purchases of natural gas, propane and NGLs									2,426	[1]	2,215	[2]	3,155	[3]
Operating and maintenance expense									215	[1]	197	[2]	192	[3]
Depreciation and amortization expense									95	[1]	91	[2]	135	[3]
General and administrative expense									63	[1]	75	[2]	76	[3]
Other expense (income)									8	[1]	0		(1)	[3]
Total operating costs and expenses									2,807	[1]	2,578	[2]	3,557	[3]
Operating income	48	14	117	65	82	13	99	52	244	[1]	246	[2]	233	[3]
Interest expense									(52)	[1]	(42)	[2]	(34)	[3]
Income from consolidated subsidiaries									0	[1]	0	[2]	0	[3]
Earnings from unconsolidated affiliates									33	[1]	26	[2]	23	[3]
Income before income taxes									225	[1]	230	[2]	222	[3]
Income tax expense									(8)	[1],[4]	(1)	[2],[4]	(1)	[3],[4]
Net income	40	6	111	60	81	14	90	44	217	[1]	229	[2]	221	[3]
Net income attributable to noncontrolling interests	(7)	(3)	(4)	(3)	(5)	(2)	(2)	(4)	(17)	[1]	(13)	[2]	(30)	[3]
Net income attributable to partners	33	3	107	57	76	12	88	40	200	[1]	216	[2]	191	[3]
Parent Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, propane, NGLs and condensate									0	[1]	0	[2]	0	[3]
Transportation, processing and other									0	[1]	0	[2]	0	[3]
Gains from commodity derivative activity, net									0	[1]	0	[2]	0	[3]
Total operating revenues									0	[1]	0	[2]	0	[3]
Purchases of natural gas, propane and NGLs									0	[1]	0	[2]	0	[3]
Operating and maintenance expense									0	[1]	0	[2]	0	[3]
Depreciation and amortization expense									0	[1]	0	[2]	0	[3]
General and administrative expense									0	[1]	0	[2]	0	[3]
Other expense (income)									0	[1]			0	[3]
Total operating costs and expenses									0	[1]	0	[2]	0	[3]
Operating income									0	[1]	0	[2]	0	[3]
Interest expense									0	[1]	0	[2]	0	[3]
Income from consolidated subsidiaries									200	[1]	216	[2]	191	[3]
Earnings from unconsolidated affiliates									0	[1]	0	[2]	0	[3]
Income before income taxes									200	[1]	216	[2]	191	[3]
Income tax expense									0	[1]	0	[2]	0	[3]
Net income									200	[1]	216	[2]	191	[3]
Net income attributable to noncontrolling interests									0	[1]	0	[2]	0	[3]
Net income attributable to partners									200	[1]	216	[2]	191	[3]
Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, propane, NGLs and condensate									0	[1]	0	[2]	0	[3]
Transportation, processing and other									0	[1]	0	[2]	0	[3]
Gains from commodity derivative activity, net									0	[1]	0	[2]	0	[3]
Total operating revenues									0	[1]	0	[2]	0	[3]
Purchases of natural gas, propane and NGLs									0	[1]	0	[2]	0	[3]
Operating and maintenance expense									0	[1]	0	[2]	0	[3]
Depreciation and amortization expense									0	[1]	0	[2]	0	[3]
General and administrative expense									0	[1]	0	[2]	0	[3]
Other expense (income)									0	[1]			0	[3]
Total operating costs and expenses									0	[1]	0	[2]	0	[3]
Operating income									0	[1]	0	[2]	0	[3]
Interest expense									(52)	[1]	(41)	[2]	(33)	[3]
Income from consolidated subsidiaries									252	[1]	257	[2]	224	[3]
Earnings from unconsolidated affiliates									0	[1]	0	[2]	0	[3]
Income before income taxes									200	[1]	216	[2]	191	[3]
Income tax expense									0	[1]	0	[2]	0	[3]
Net income									200	[1]	216	[2]	191	[3]
Net income attributable to noncontrolling interests									0	[1]	0	[2]	0	[3]
Net income attributable to partners									200	[1]	216	[2]	191	[3]
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, propane, NGLs and condensate									2,763	[1]	2,520	[2]	3,574	[3]
Transportation, processing and other									271	[1]	234	[2]	208	[3]
Gains from commodity derivative activity, net									17	[1]	70	[2]	8	[3]
Total operating revenues									3,051	[1]	2,824	[2]	3,790	[3]
Purchases of natural gas, propane and NGLs									2,426	[1]	2,215	[2]	3,155	[3]
Operating and maintenance expense									215	[1]	197	[2]	192	[3]
Depreciation and amortization expense									95	[1]	91	[2]	135	[3]
General and administrative expense									63	[1]	75	[2]	76	[3]
Other expense (income)									8	[1]			(1)	[3]
Total operating costs and expenses									2,807	[1]	2,578	[2]	3,557	[3]
Operating income									244	[1]	246	[2]	233	[3]
Interest expense									0	[1]	(1)	[2]	(1)	[3]
Income from consolidated subsidiaries									0	[1]	0	[2]	0	[3]
Earnings from unconsolidated affiliates									33	[1]	26	[2]	23	[3]
Income before income taxes									277	[1]	271	[2]	255	[3]
Income tax expense									(8)	[1]	(1)	[2]	(1)	[3]
Net income									269	[1]	270	[2]	254	[3]
Net income attributable to noncontrolling interests									(17)	[1]	(13)	[2]	(30)	[3]
Net income attributable to partners									252	[1]	257	[2]	224	[3]
Consolidating Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, propane, NGLs and condensate									0	[1]	0	[2]	0	[3]
Transportation, processing and other									0	[1]	0	[2]	0	[3]
Gains from commodity derivative activity, net									0	[1]	0	[2]	0	[3]
Total operating revenues									0	[1]	0	[2]	0	[3]
Purchases of natural gas, propane and NGLs									0	[1]	0	[2]	0	[3]
Operating and maintenance expense									0	[1]	0	[2]	0	[3]
Depreciation and amortization expense									0	[1]	0	[2]	0	[3]
General and administrative expense									0	[1]	0	[2]	0	[3]
Other expense (income)									0	[1]			0	[3]
Total operating costs and expenses									0	[1]	0	[2]	0	[3]
Operating income									0	[1]	0	[2]	0	[3]
Interest expense									0	[1]	0	[2]	0	[3]
Income from consolidated subsidiaries									(452)	[1]	(473)	[2]	(415)	[3]
Earnings from unconsolidated affiliates									0	[1]	0	[2]	0	[3]
Income before income taxes									(452)	[1]	(473)	[2]	(415)	[3]
Income tax expense									0	[1]	0	[2]	0	[3]
Net income									(452)	[1]	(473)	[2]	(415)	[3]
Net income attributable to noncontrolling interests									0	[1]	0	[2]	0	[3]
Net income attributable to partners									$ (452)	[1]	$ (473)	[2]	$ (415)	[3]

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	For the year ended December 31, 2011, income tax expense relates primarily to the Texas margin tax and the Michigan business tax. The Michigan business tax was repealed in 2012; accordingly, income tax expense for the years ended December 31, 2013 and 2012 relates primarily to the Texas margin tax.